INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-      INCOME TAXES

a.	Income tax benefit (taxes on income) are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Deferred tax benefit (expense)	$(795)	$(1,130)	$1,989
Current taxes	(1,129)	(2,626)	(1,254)

	(1,924)	(3,756)	735

Domestic	(238)	(296)	(285)
Foreign	(1,686)	(3,460)	1,020

	(1,924)	(3,756)	735
Domestic taxes:
Current	(238)	(296)	(285)
Deferred	-	-	-

	(238)	(296)	(285)
Foreign taxes:
Current	(891)	(2,330)	(969)
Deferred	(795)	(1,130)	1,989

	(1,686)	(3,460)	1,020

Income tax benefit (taxes on income)	$(1,924)	$(3,756)	$735

Net income (loss) before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$1,414	$(9,758)	$(9,749)
Foreign	6,467	6,801	(1,679)

	$7,881	$(2,957)	$(11,428)

b.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2018	2017	2016
Net income (loss) before taxes, as reported in the consolidated statements of operations	$7,881	$(2,957)	$(11,428)

Statutory Israeli tax rate	23.0%	24.0%	25.0%
Theoretical tax benefit (expense) on the above amount at the Israeli statutory tax rate	(1,813)	710	2,857
Income tax benefit (taxes on income) at a rate other than the Israeli statutory tax rate	(223)	(869)	236
Non-deductible expenses and other permanent differences	(279)	(668)	(526)
Losses and timing differences for which valuation allowance was provided	897	(2,186)	(1,615)
Impacts related to the Act (as defined below)	-	(543)	-
Other individually immaterial income tax items	(506)	(200)	(217)

Income tax benefit (taxes on income)	$(1,924)	$(3,756)	$735

c.	Israeli taxation:

The Israeli corporate income tax rate was 23% in 2018, 24% in 2017 and 25% in 2016.

The Company and its Israeli subsidiaries have not received final tax assessments since incorporation. However, in accordance with Israeli tax laws, tax returns submitted up to and including the 2014 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward was approximately $ 54,000 as of December 31, 2018. Such losses can be carried forward indefinitely to offset future taxable income of the Company.

d.	Income taxes of non-Israeli subsidiaries:

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Act”) was enacted. The Act significantly changes U.S. corporate income tax laws by, among other things, reducing the U.S. corporate income tax rate to 21% starting in 2018 and creating a territorial tax system with a one-time mandatory tax on previously deferred foreign earnings of U.S. subsidiaries. As a result, the Company recorded a provisional net charge of $543 during 2017. This amount, which is included in taxes on income in the consolidated statements of operations, resulted from the remeasurement of the Company’s net deferred tax asset in the United States as of December 31, 2017, based on the new lower corporate income tax rate.

Also, on December 22, 2017, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”), which allows companies to report the income tax effects of the Act as a provisional amount based on a reasonable estimate, which would be subject to adjustment during a reasonable measurement period, not to exceed twelve months, until the accounting and analysis under ASC No. 740 is complete. At the end of the measurement period for purposes of SAB 118, the Company concluded that no change was required to its initial assessment.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Following the examination by the Internal Revenue Service for the 2015 tax year, the U.S. tax returns for the years prior to 2015 are considered final.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017

Net operating loss carry forwards	$12,706	$13,793
Research and development expenses	3,471	2,751
Employee-related accruals	514	502
Share-based compensation and other timing differences	974	1,201
Total deferred tax asset before valuation allowance	17,665	18,247
Less - valuation allowance	(16,663)	(16,967)

Deferred tax asset	1,002	1,280

Deferred tax liability- Deferred commissions costs	(1,352)	-
Deferred tax liability - Intangible assets and other	-	(71)

Deferred tax assets (liability), net	$(350)	$1,209

Domestic:	$-	$-

Foreign:	$(350)	$1,209

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences in Israel and in several of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forwards and other temporary differences will not be realized in the foreseeable future.

The decrease in the valuation allowance relates to a decrease in net operating losses, which was partially offset by an increase in other temporary differences for which a full valuation allowance was recorded.

f.          Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018	2017	2016

Opening balance	$254	$390	$191
Additions for prior years' tax position	-	-	103
Additions related to the current year	141	46	96
Settlements with tax authorities	-	(182)	-

Closing balance	$395	$254	$390

Included in accrued expenses and other current liabilities	$-	$-	$182

Included in other long term liabilities	$395	$254	$208

As of December 31, 2018, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2018, 2017 and 2016, the Company recorded immaterial expenses for interest and exchange rate differences, net related to prior years' uncertain tax positions. As of December 31, 2018, 2017 and 2016, the Company had accrued interest liability related to uncertain tax positions in the amount of $0, $0 and $43, respectively, which is included in the liability balance.

In February 2017, the Company reached an agreement with the Israel Tax Authority related to the examination of income tax returns for 2011 through 2014 of RepliWeb Ltd. (“RepliWeb”), its subsidiary, whereby the Company agreed to pay approximately $441 in connection with certain internal organizational changes the Company executed in RepliWeb.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.